Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment, Net	Property and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:
Category	Estimated useful lives
Office equipment and computers	5 years
Transportation equipment	8 years
Building	20 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Schedule of Disaggregate the Group’s Revenue	The following tables disaggregate the Group’s revenue for the years ended June 30, 2024, 2023 and 2022:
	For the years ended
	June 30,
	2024	2023	2022
	USD	USD	USD
Product Sales (by products)
– Sanitary pads	5,162,784	3,787,120	455,215
– Body and oral care products	1,047,108	165,070	1,198,589
– Accessories	1,015,961	2,304,147	106,119
– Others	55,067	27,092	180,455
Licensing Fees	42,436	9,911	-
Total	7,323,356	6,293,340	1,940,378
	For the years ended
	June 30,
	2024	2023	2022
	USD	USD	USD
Product Sales (by channels)
– Online	4,238,613	2,383,944	1,319,276
– Offline	3,042,307	3,899,485	621,102
Licensing Fees	42,436	9,911	-
Total	7,323,356	6,293,340	1,940,378

The following table presents revenue classified by timing of revenue recognition for the years ended June 30, 2024, 2023 and 2022:
	For the years ended
	June 30,
	2024	2023	2022
	USD	USD	USD
Point in time	7,280,920	6,283,429	1,940,378
Over time	42,436	9,911	-
Total	7,323,356	6,293,340	1,940,378

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:
	As of June 30,
	2024	2023
Balance sheet items, except for equity accounts	7.2672	7.2513
	For the years ended
	June 30,
	2024	2023	2022
Items in the consolidated statements of operations and comprehensive income/(loss), and statements of cash flows	7.2248	6.9536	6.4554